DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 7—DEBT

PeriShip Global is a party to a debt facility with PNC Bank, National Association (the “PNC Facility”). The PNC Facility includes a $1 million revolving line of credit (the “RLOC”). The RLOC has no scheduled payments of principal until maturity, and bears interest per annum at a rate equal to the sum of Daily SOFR plus 2.85% with monthly interest payments.

The PNC Facility includes a number of affirmative and restrictive covenants applicable to PeriShip Global, including, among others, a financial covenant to maintain a fixed charge coverage ratio of at least 1.10 to 1.00 at the end of each fiscal year, affirmative covenants regarding delivery of financial statements, payment of taxes, and establishing primary depository accounts with PNC Bank, and restrictive covenants regarding dispositions of property, acquisitions, incurrence of additional indebtedness or liens, investments and transactions with affiliates. PeriShip Global is also restricted from paying dividends or making other distributions or payments on its capital stock if an event of default (as defined in the PNC Facility) has occurred or would occur upon such declaration of dividend.

. On August 8, 2025, the Company extended the line of credit to September 30, 2026. On March 26, 2026, we received a waiver as of December 31, 2025, for certain events of default. The PNC Facility includes a four-year Term Note for $2 million which matures in September of 2026 and requires equal quarterly payments of principal and interest. The Term Note incurs interest per annum at a rate equal to the sum of Daily SOFR plus 3.1%. The PNC Facility is guaranteed by VerifyMe and secured by the assets of PeriShip Global and VerifyMe. In connection with the Merger Agreement (as defined herein) we have agreed that PeriShip Global will not utilize the PNC Facility or RLOC from the execution of the Merger Agreement. Additionally, we have agreed that at least three business days prior to closing of the merger to cause PeriShip Global to use its reasonable best efforts to obtain and deliver to Open World, a customary payoff letter with respect to the PNC Facility. As such, we do not expect to be able to utilize the PNC Facility or RLOC unless the merger is not completed pursuant to the terms of the merger agreement. As of January 21, 2025, the Term Note balance of $875 thousand was paid in full and no future principal payments are due.

As of March 31, 2026, $0 was outstanding on the RLOC.

Convertible Debt

On August 25, 2023, the Company entered into a Convertible Note Purchase Agreement with certain investors for the sale of convertible promissory notes for the aggregate principal amount of $1,100 thousand of which $475 thousand was purchased by related parties including certain members of management and the Board of Directors. As of March 31, 2026 and December 31, 2025, $400 thousand was held by related parties. The notes are subordinated unsecured obligations of the Company and accrue interest at a rate of 8% per year payable semiannually in arrears on February 25 and August 25 of each year, beginning on February 25, 2024. The notes will mature on August 25, 2026, unless earlier converted or repurchased at a conversion price of $1.15 per share of common stock. The Company may not redeem the notes prior to the maturity date. For the three months ended March 31, 2026 and March 31, 2025, interest expense related to the convertible debt was $15 thousand and $15 thousand, respectively. As of January 21, 2025, $350 thousand was converted to common stock, none of which was related parties. As of March 31, 2026 and December 31, 2025, the amount outstanding on the convertible debt was $750 thousand included in Convertible note and Convertible note related party on the accompanying Consolidated Balance Sheets.

NOTE 7—DEBT

PNC Facility

PeriShip Global is a party to a debt facility with PNC Bank, National Association (the “PNC Facility”). The PNC Facility includes a $1 million revolving line of credit (the “RLOC”). The RLOC has no scheduled payments of principal until maturity, and bears interest per annum at a rate equal to the sum of Daily SOFR plus 2.85% with monthly interest payments. The PNC Facility also included a four-year term note (the “Term Note”) for $2 million which matured in September of 2026 and required equal quarterly payments of principal and interest. The Term Note incurred interest per annum at a rate equal to the sum of Daily SOFR plus 3.1%.  On January 21, 2025, the Term Note was paid in full and no future principal payments are due. The PNC Facility is guaranteed by VerifyMe and secured by the assets of PeriShip Global and VerifyMe.

The PNC Facility includes a number of affirmative and restrictive covenants applicable to PeriShip Global, including, among others, a financial covenant to maintain a fixed charge coverage ratio of at least 1.10 to 1.00 at the end of each fiscal year, affirmative covenants regarding delivery of financial statements, payment of taxes, and establishing primary depository accounts with PNC Bank, and restrictive covenants regarding dispositions of property, acquisitions, incurrence of additional indebtedness or liens, investments and transactions with affiliates. PeriShip Global is also restricted from paying dividends or making other distributions or payments on its capital stock if an event of default (as defined in the PNC Facility) has occurred or would occur upon such declaration of dividend. On August 14, 2024, the Company signed a waiver and amendment which provided a waiver for a certain event of default and extended the line of credit to September 30, 2025. On February 28, 2025, we received a waiver as of December 31, 2024 for certain events of default. PeriShip Global was not in compliance with all affirmative and restrictive covenants under the PNC Facility at December 31, 2025. On March 26, 2026, we received a waiver as of December 31, 2025, for certain events of default. On August 8, 2025, the Company extended the line of credit to September 30, 2026.

As of January 21, 2025, the Term Note balance of $875 thousand was paid in full and no future principal payments are due.

As of December 31, 2025, $0 was outstanding on the RLOC.

Effective October 17, 2022, the Company entered into an interest rate swap agreement, with a notional amount of $1,958 thousand, effectively fixing the interest rate on the Company’s outstanding debt at 7.602%. The Company had designated the intertest rate swap, expiring September 2026, as a cash flow hedge and have applied hedge accounting. The fair value of the derivative asset and liability associated with the interest rate swap are not significant. As of January 21, 2025, we terminated our interest rate swap agreement and $12 thousand was reclassified from accumulated other comprehensive loss.

Convertible Debt

On August 25, 2023, the Company entered into a Convertible Note Purchase Agreement with certain investors for the sale of convertible promissory notes for the aggregate principal amount of $1,100 thousand of which $475 thousand was purchased by related parties including certain members of management and the Board of Directors. As of December 31, 2024, $450 thousand was held by related parties. As of December 31, 2025, $400 thousand was held by related parties after a board member left the Company. The notes are subordinated unsecured obligations of the Company and accrue interest at a rate of 8% per year payable semiannually in arrears on February 25 and August 25 of each year, beginning on February 25, 2024. The notes will mature on August 25, 2026, unless earlier converted or repurchased at a conversion price of $1.15 per share of common stock. The Company may not redeem the notes prior to the maturity date. For the year ended December 31, 2025 and December 31, 2024, interest expense related to the convertible debt was $61 thousand and $88 thousand, respectively. As of January 21, 2025, $350 thousand was converted to common stock, none of which was related parties. As of December 31, 2025 and December 31, 2024, the amount outstanding on the convertible debt was $750 thousand and $1,100 thousand, respectively and included in Convertible note and Convertible note related party on the accompanying Consolidated Balance Sheets.